Cover	Sep. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-36113
Entity Registrant Name	COLUMBIA PROPERTY TRUST, INC.
Entity Central Index Key	0001252849
Entity Tax Identification Number	20-0068852
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	315 Park Avenue South
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	687-0800
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false